Senior Notes and Secured Indebtedness - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2011 7 5/8% Senior Notes due December 15, 2012 [Member]	Dec. 31, 2011 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2011 7 1/2% Senior Notes due February 15, 2014 [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Liabilities not subject to compromise	Dec. 31, 2011 Predecessor [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Feb. 24, 2012 Predecessor [Member] Delaware Lyon [Member]	Dec. 31, 2011 Predecessor [Member] Delaware Lyon [Member]	Dec. 31, 2010 Predecessor [Member] Delaware Lyon [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member]	Dec. 31, 2010 Predecessor [Member] California Lyon [Member]	Dec. 31, 2009 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] Liabilities not subject to compromise	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] 7 5/8% Senior Notes due December 15, 2012 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] 10 3/4% Senior Notes due April 1, 2013 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] 7 1/2% Senior Notes due February 15, 2014 [Member] Liabilities subject to compromise	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member] Liabilities subject to compromise	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member] Liabilities not subject to compromise	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member] Liabilities subject to compromise	Feb. 24, 2012 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2010 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member] Liabilities not subject to compromise	Sep. 30, 2013 Successor [Member]		Dec. 31, 2012 Successor [Member]		Sep. 30, 2012 Successor [Member]	Feb. 24, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Liabilities not subject to compromise	Dec. 31, 2012 Successor [Member] Liabilities subject to compromise	Dec. 31, 2012 Successor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member]	Dec. 31, 2012 Successor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2012 Successor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member]	Sep. 30, 2013 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Sep. 30, 2013 Successor [Member] Delaware Lyon [Member]	Dec. 31, 2012 Successor [Member] Delaware Lyon [Member]	Sep. 30, 2012 Successor [Member] Delaware Lyon [Member]	Sep. 30, 2013 Successor [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Feb. 24, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2013 Successor [Member] California Lyon [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Sep. 30, 2013 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Eliminating Entries [Member]	Dec. 31, 2012 Successor [Member] Eliminating Entries [Member]	Sep. 30, 2012 Successor [Member] Eliminating Entries [Member]
ASSETS
Cash and cash equivalents							$ 80,532	$ 20,061		$ 71,286	$ 117,587										$ 0	$ 0	$ 0	$ 76,158	$ 14,333	$ 69,499	$ 115,247						$ 52	$ 47	$ 131	$ 111		$ 4,322	$ 5,681	$ 1,656	$ 2,229			$ 0	$ 0	$ 0		$ 81,922		$ 71,075		$ 74,445	$ 80,532								$ 0	$ 0	$ 0	$ 77,976	$ 69,376	$ 71,619	$ 76,158			$ 313	$ 65	$ 56	$ 52	$ 3,633	$ 1,634	$ 2,770	$ 4,322	$ 0	$ 0	$ 0
Restricted cash								852																	852																							853		853														853	853
Receivables								13,732																	9,897									310					3,525									21,655		14,789														15,979	11,278					1,323	296			4,353	3,215
Real estate inventories
Owned								398,534																	278,939														119,595									640,162		421,630														574,987	398,952					1,839	13			63,336	22,665
Not owned								47,408	[1]																47,408																							20,738	[2]	39,029	[1],[2]													20,738	39,029
Deferred loan costs								8,810																	8,810																							8,088		7,036														8,088	7,036
Goodwill	14,200																																															14,209		14,209														14,209	14,209
Intangibles	4,620																																															3,446		4,620														3,446	4,620
Other assets								7,554																	6,671									159					724									7,880		7,906														6,672	7,437					863	146			345	323
Investments in subsidiaries																						(179,516)			(85,714)																				265,230																309,968	62,712		31,144	22,148													(341,112)	(84,860)
Intercompany receivables																																		203,517					12						(203,529)																									220,142	207,239			18,865	18,935			(239,007)	(226,174)
Total assets								496,951														(179,516)			281,196									204,033					129,537						61,701			798,953		581,147											309,968	62,712		754,092	574,938					224,480	207,759			90,532	46,772			(580,119)	(311,034)
LIABILITIES AND (DEFICIT) EQUITY
Accounts payable												1,436	3,946															1,436	2,560								38						1,348					19,400		18,735				18,735										16,185	17,998					1,005	39			2,210	698
Accrued expenses												2,082	48,457															2,082	47,051								218						1,188					60,391		41,770				41,770										59,535	41,505					777	213			79	52
Liabilities from inventories not owned												47,408																47,408																				20,738		39,029				39,029										20,738	39,029
Notes payable								74,009				74,009																3,010														70,999						35,471		13,248				13,248										14,476	7,809					1,762				19,233	5,439
Senior Notes		283,500	283,483	66,704	138,912	77,867		489,483						66,704	66,704	138,912	138,912	77,867	77,867	0										66,704	138,912	77,867																		325,000						0	0	0	325,000	325,000								325,000	325,000
Secured debt												206,000																206,000
Intercompany payables																												71,459														132,070					(203,529)																	229,125	217,146									9,881	9,028			(239,006)	(226,174)
Liabilities								666,821				330,935	335,886												664,489			331,395	333,094					256			256		205,605			203,069	2,536		(203,529)		(203,529)	461,000		437,782				437,782										665,059	648,487					3,544	252			31,403	15,217			(239,006)	(226,174)
Redeemable convertible preferred stock								0																																										71,246															71,246
(Deficit) equity
William Lyon Homes stockholders' (deficit) equity								(179,516)														(179,516)			(383,293)									203,777					(85,714)						265,230			309,968		62,712											309,968	62,712		89,033	(144,795)					220,936	207,507			31,144	22,148			(341,113)	(84,860)
Noncontrolling interest								9,646																															9,646									27,985		9,407																								27,985	9,407
Total liabilities and (deficit) equity								$ 496,951														$ (179,516)			$ 281,196									$ 204,033					$ 129,537						$ 61,701			$ 798,953		$ 581,147											$ 309,968	$ 62,712		$ 754,092	$ 574,938					$ 224,480	$ 207,759			$ 90,532	$ 46,772			$ (580,119)	$ (311,034)

[1]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.
[2]	Represents the consolidation of a land banking arrangement. Although the Company is not obligated to purchase the lots, based on certain factors, the Company has determined that it is economically compelled to purchase the lots in the land banking arrangement. Amounts are net of deposits.